Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 100.9% of Net Assets
	Airlines — 0.1%
$70,000	Delta Air Lines, Inc., 5.250%, 7/10/2030	$70,764
	Automotive — 0.2%
205,000	Stellantis Financial Services U.S. Corp., 4.950%, 9/15/2028(a)	203,470
	Banking — 4.6%
200,000	Banco Bilbao Vizcaya Argentaria SA, (fixed rate to 5/08/2033, variable rate thereafter), 7.125%(b)	202,560
548,000	Banco Nacional de Mexico SA, (fixed rate to 8/07/2031, variable rate thereafter), 6.697%, 8/07/2036(a)	539,725
200,000	Banco Santander SA, (fixed rate to 12/03/2035, variable rate thereafter), 7.250%(b)	203,293
529,000	BNP Paribas SA, (fixed rate to 4/17/2036, variable rate thereafter), 7.200%(a)(b)	532,317
289,000	CaixaBank SA, (fixed rate to 4/22/2036, variable rate thereafter), 5.402%, 4/22/2037(a)	286,139
550,000	HSBC Holdings PLC, Series 1, (fixed rate to 11/18/2032, variable rate thereafter), 6.750%(b)	553,690
488,000	ING Groep NV, Series VAR, (fixed rate to 3/23/2031, variable rate thereafter), 4.803%, 3/23/2032	484,731
300,000	NatWest Group PLC, (fixed rate to 11/10/2033, variable rate thereafter), 8.125%(b)	332,038
293,000	Pinnacle Bank/Nashville TN, (fixed rate to 1/15/2031, variable rate thereafter), 5.957%, 1/15/2036	290,819
240,000	Societe Generale SA, (fixed rate to 8/08/2033, variable rate thereafter), 5.400%, 8/08/2034(a)	238,417
496,000	Standard Chartered PLC, (fixed rate to 11/14/2035, variable rate thereafter), 7.000%(a)(b)	501,048
51,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	49,717
435,000	UBS Group AG, (fixed rate to 2/10/2030, variable rate thereafter), 7.000%(a)(b)	442,560
240,000	UBS Group AG, (fixed rate to 1/08/2036, variable rate thereafter), 7.000%(a)(b)	242,637
		4,899,691
	Brokerage — 0.3%
300,000	Citadel Securities Global Holdings LLC, 6.200%, 6/18/2035(a)	306,572
	Construction Machinery — 0.3%
210,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	213,952
115,000	Deere & Co., 5.700%, 1/19/2055	118,208
		332,160
	Consumer Cyclical Services — 0.1%
45,000	Rollins, Inc., 5.250%, 2/24/2035	44,943
	Electric — 1.0%
399,000	American Electric Power Co., Inc., Series C, (fixed rate to 12/15/2030, variable rate thereafter), 5.800%, 3/15/2056	396,809
337,000	Dominion Energy, Inc., (fixed rate to 9/16/2036, variable rate thereafter), 6.250%, 12/15/2056	338,427
10,000	Edison International, 6.250%, 3/15/2030	10,272
60,000	Oncor Electric Delivery Co. LLC, 5.350%, 4/01/2035	61,036
60,000	PPL Capital Funding, Inc., 5.250%, 9/01/2034	60,260
178,000	Vistra Operations Co. LLC, 5.550%, 4/30/2036(a)	177,090
		1,043,894
	Finance Companies — 1.0%
130,000	Apollo Debt Solutions BDC, 5.700%, 1/23/2031(a)	127,276
86,000	Blue Owl Technology Finance Corp., 6.500%, 10/15/2029	85,200
Principal Amount	Description	Value (†)
	Finance Companies — continued
$135,000	Carlyle Secured Lending, Inc., 5.750%, 2/15/2031	$130,079
415,000	HPS Corporate Lending Fund, 6.300%, 8/19/2031(a)	413,965
182,000	Morgan Stanley Direct Lending Fund, 6.100%, 7/15/2031	179,680
160,000	Oaktree Strategic Credit Fund, 6.190%, 7/15/2030	159,108
		1,095,308
	Food & Beverage — 0.1%
100,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.950%, 4/20/2035	103,116
	Gaming — 0.2%
200,000	Flutter Treasury DAC, 5.875%, 6/04/2031(a)	199,314
	Government Owned - No Guarantee — 0.2%
250,000	Antares Holdings LP, 6.350%, 10/23/2029(a)	249,117
	Government Sponsored — 0.7%
265,000	CoBank ACB, Series N, (fixed rate to 7/01/2031, variable rate thereafter), 6.750%(b)	266,891
490,000	Petrobras Global Finance BV, 6.250%, 1/10/2036	488,015
		754,906
	Life Insurance — 0.2%
205,000	Prudential Financial, Inc., (fixed rate to 3/15/2036, variable rate thereafter), 6.250%, 6/15/2056	205,439
	Lodging — 0.1%
100,000	Hyatt Hotels Corp., 5.750%, 3/30/2032	103,111
	Midstream — 0.2%
175,000	Boardwalk Pipelines LP, 5.375%, 2/15/2036	174,043
46,000	Western Midstream Operating LP, 5.500%, 12/15/2035	45,515
		219,558
	Natural Gas — 0.2%
153,000	Southern Co. Gas Capital Corp., (fixed rate to 6/15/2031, variable rate thereafter), 6.050%, 9/15/2056	153,201
	Technology — 1.3%
392,000	Flex Ltd., 5.375%, 11/13/2035	386,526
151,000	HUT 8 DC LLC, 6.192%, 11/15/2042(a)	152,945
46,000	Intel Corp., 5.300%, 5/15/2036	45,770
75,000	NetApp, Inc., 5.700%, 3/17/2035	76,727
223,000	NVIDIA Corp., 4.950%, 6/15/2036	221,045
467,000	NVIDIA Corp., 5.625%, 6/15/2056	463,547
65,000	Synopsys, Inc., 5.150%, 4/01/2035	64,628
		1,411,188
	Treasuries — 89.6%
13,695,780	U.S. Treasury Inflation-Indexed Bonds, 0.250%, 2/15/2050(c)	7,712,361
9,164,424	U.S. Treasury Inflation-Indexed Bonds, 0.750%, 2/15/2042(c)	6,991,192
12,343,591	U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/2027(c)	12,102,506
14,608,569	U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/2032(c)	13,528,408
17,160,408	U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/2029(c)	16,692,833
21,339,233	U.S. Treasury Inflation-Indexed Notes, 1.125%, 10/15/2030(c)	20,719,158
14,350,902	U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/2035(c)	14,032,523
3,073,770	U.S. Treasury Inflation-Indexed Notes, 1.875%, 1/15/2036(c)	2,985,078
		94,764,059

Principal Amount	Description	Value (†)
	Wirelines — 0.5%
$550,000	Verizon Communications, Inc., (fixed rate to 2/14/2033, variable rate thereafter), 6.050%, 5/14/2058	$555,080
	Total Bonds and Notes (Identified Cost $113,852,736)	106,714,891

Short-Term Investments — 1.0%
1,022,021
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 6/30/2026 at
2.150% to be repurchased at $1,022,082 on
7/01/2026 collateralized by $791,100 U.S. Treasury
Inflation Indexed Note, 0.500% due 1/15/2028
valued at $1,042,632 including accrued interest(d)
(Identified Cost $1,022,021)
		1,022,021
	Total Investments — 101.9% (Identified Cost $114,874,757)	107,736,912
	Other assets less liabilities — (1.9)%	(1,979,165)
	Net Assets — 100.0%	$105,757,747

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of Rule 144A holdings amounted to $4,826,544 or 4.6% of net assets.

(b)	Perpetual bond with no specified maturity date.
(c)	Treasury Inflation Protected Security (TIPS).

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$106,714,891	$ —	$106,714,891
Short-Term Investments	—	1,022,021	—	1,022,021
Total Investments	$—	$107,736,912	$—	$107,736,912

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.